Equity Method Based Investees and Discontinued Operations	12 Months Ended
Dec. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
Equity Method Based Investees and Discontinued Operations

NOTE 2 - EQUITY METHOD BASED INVESTEES AND DISCONTINUED OPERATIONS

a.	Equity method based investees:

(i)	Frontline P.C.B Solutions Limited Partnership (“Frontline”)

Frontline, an Israeli limited partnership, is equally owned by the Company and Mentor Graphics Development Services (Israel) Ltd., and combines the former CAM operations of both companies. The Company’s subsidiaries market and provide customer support in respect of Frontline’s products. Through December 31, 2012 the Company accounted for its interest in Frontline in its consolidated financial statements using the proportionate method, as was required under Israeli GAAP, based on advice from the United States Securities and Exchange Commission (the “SEC”) that it would not object to the Company’s use of the proportionate method provided certain conditions were met. Due to the elimination of the proportionate method of consolidation for joint ventures under Israeli GAAP, which became effective on January 1, 2013, commencing January 1, 2013, the Company began to account for its interest in Frontline using the equity method, with the same presentation applied in all prior periods for consistency. As a result, the Company reports its investment as one line item within other non- current assets in the Company’s consolidated balance sheets and its share of earnings on one line in the consolidated statements of operations. The Company’s share in the earnings of Frontline is presented under operating income since Frontline is integrated into the operations of the Company. As of December 31, 2013 and 2012, the Company’s investment in Frontline amounted to $5,223,000 and $5,712,000, respectively. The Company’s share in Frontline’s earnings amounted to $5,553,000, $6,764,000 and $7,236,000 in the years ended December 31, 2013, 2012 and 2011 respectively.

Summarized financial information for Frontline is presented below:

		December 31
		2013	2012
		$ in thousands
(i) Balance sheet data:
Assets:
Current assets		12,354	13,181
Non Current assets		2,084	1,676

Total assets		14,438	14,857

Liabilities:
Current liabilities		2,767	2,440
Non Current liabilities		2,276	2,000

Total liabilities		5,043	4,440

	Year ended December 31
	2013	2012	2011
	$ in thousands
(ii) Operating results data:
Total revenues	27,210	28,246	28,320
Gross profit	19,565	23,893	24,244
Net income	11,106	13,528	14,472

(iii) Other:
	Year ended December 31
	2013	2012	2011
	$ in thousands
Related parties transactions included in
Cost of products sold	852	802	618
Selling, general and administrative expenses	(3,127)	(1,800)	(1,700)

	December 31
	2013	2012
	$ in thousands
Balances with related parties (included in trade payables)	6,408	4,590

(ii)	PixCell Medical Technologies, Ltd. (“PixCell”)

In 2011, the Company entered into an investment agreement pursuant to which it paid $1.5 million to acquire approximately 21% of the share capital of PixCell, an Israeli company developing diagnostic equipment for point-of-care hematology applications, in particular low cost, high speed complete blood count (CBC) and hemoglobin level tests. In 2013, the Company invested an additional $2.0 million in PixCell and purchased shares from other shareholders of PixCell for a total amount of $0.25 million, following which, at December 31, 2013, it held 37.6% of the share capital of PixCell. As of December 31, 2013 and 2012, the Company’s investment in PixCell amounted to $3,154,000 and $1,156,000 respectively. Company’s share in Pixcell’s losses amounted to $252,000, $165,000 and $179,000 in the years ended December 31, 2013, 2012 and 2011 respectively.

b.	Discontinued Operations:

(i)	Orbotech Medical Solutions Ltd. (“OMS”)

On October 31, 2010, the Company and its subsidiary OMS entered into an agreement with General Electric Company (“GE”) and a subsidiary of GE pursuant to which the subsidiary of GE acquired the assets of OMS for approximately $9.0 million in cash at closing, and up to an additional $5.0 million in cash, subject to the achievement, which is not dependent on Orbotech, of certain agreed performance-based milestones for a period of five years. As of December 31, 2013, no agreed upon milestones had been achieved. The transaction closed on February 10, 2011. Upon closing, the parties released each other from all mutual claims against one another relating to their business relations. No value was attributed to the disposition of the claims by GE against the Company. Upon closing, the Company recognized an after-tax income of approximately $6.4 million. OMS revenues were $0.8 million in the period from January 1, 2011 to February 10, 2011. OMS losses net of taxes were $1.0 million in the period from January 1, 2011 to February 10, 2011.

(ii)	Orbotech Medical Denmark A/S (“OMD”)

In May 2011, the management of OMD acquired OMD from the Company for a nominal amount. OMD revenues were $3.1 million in the period from January 1, 2011 to May 31, 2011. OMD losses, net of taxes, were $4.0 million in the period from January 1, 2011 to May 31, 2011

Summarized financial information for the combined discontinued operations is presented below:

January 1 through the respective closing dates
2011
$ in thousands
Total revenues	3,924

Income before income tax benefit	1,838
Tax expenses	(475)

Income from discontinued operations, net of tax	1,363

Income per share from discontinued operations- basic and diluted	$0.03